Reverse Acquisitions of China Rapid Finance by SOS Limited (Details) - Schedule of Non-GAAP adjustments - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Schedule of Non-GAAP adjustments [Abstract]
Non-GAAP adjusted loss before income tax expenses	$ (1,263)	$ (204)